Leases (Details Narrative)	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Leases
Sub lease income	$ 0	$ 254,902
Gain on extinguishment of debt	1,459,785
Net of loss on disposal of the ROU asset	$ 212,777
Financial guarantee liability		$ 53,700	$ 1,107,212	$ 1,083,295